Filed pursuant to 497(e)
File Nos. 033-35788 and 811-06136

Homestead Funds, Inc.

Supplement Dated February 8, 2017
to the Prospectus dated September 9, 2016, as supplemented January 1, 2017

This supplement revises certain information contained in the above-referenced prospectus (the “Prospectus”) regarding the Value Fund and the Small-Company Stock Fund, each a series of Homestead Funds, Inc.  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective on February 8, 2017, the portfolio managers for the Value Fund and the Small-Company Stock Fund are Mark Ashton and Prabha Carpenter.

In addition, the sub-section of the Prospectus “Management of the Funds – Portfolio Managers – Value Fund and Small-Company Stock Fund” is hereby deleted and replaced in its entirety with the following:

Value Fund and Small-Company Stock Fund

Mark Ashton, CFA    Mr. Ashton is a Senior Equity Portfolio Manager for RE Advisers. He and co-manager Ms. Carpenter oversee the investment activities of the Value Fund and the Small-Company Stock Fund. He has co-managed the aforementioned Funds since January 1999. He received his BS in Finance from the University of Utah. He received his MBA specializing in Marketing Research from the University of Southern California. Mr. Ashton was a Vice President of Capital Research Company from 1984 to 1998 prior to joining RE Advisers in 1999.

Prabha Carpenter, CFA    Ms. Carpenter is a Senior Equity Portfolio Manager for RE Advisers. She and co-manager Mr. Ashton oversee the investment activities of the Value Fund and the Small-Company Stock Fund. She has co-managed the Funds since May 2014. Prior to becoming a Senior Equity Portfolio Manager, Ms. Carpenter was a Senior Equity Analyst for RE Advisers from March 2002 to April 2014. She received her BA in Business Economics from the University of Madras and her BS in Economics from American University. She received her MBA with a distinction in Finance from American University. Ms. Carpenter was a Senior Vice President and Portfolio Manager with GEICO Corporation entities from 1985 to 2002 prior to joining RE Advisers in 2002.
#00190911 – HMS Prospectus Supplement

Filed pursuant to 497(e)
File Nos. 033-35788 and 811-06136

Homestead Funds, Inc.

Supplement Dated February 8, 2017
to the Statement of Additional Information dated September 9, 2016, as supplemented January 3, 2017

This supplement revises certain information contained in the above-referenced Statement of Additional Information (the “SAI”) regarding the Value Fund and the Small-Company Stock Fund, each a series of Homestead Funds, Inc.  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective on February 8, 2017, the portfolio managers for the Value Fund and the Small-Company Stock Fund are Mark Ashton and Prabha Carpenter.

The Other Managed Accounts Managed table in the SAI under the heading “Portfolio Managers – RE ADVISERS – Other Accounts Managed” is hereby deleted and replaced in its entirety with the following:

Name of Portfolio Manager	Category of Accounts	Number of Accounts Managed in Each Category of Account	Total Assets in Accounts Managed Within Each Category
Mark Ashton	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	3	$3,855 million
	Other Accounts	1	$31 million

Prabha Carpenter	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	3	$3,855 million
	Other Accounts	1	$31 million

Marc Johnston	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	0	N/A
	Other Accounts	1	$1.9 million

Mauricio Agudelo*	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	4	$2.222 million
	Other Accounts	3	$36 million

Douglas Kern	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	4	$2,164 million
	Other Accounts	3	$38 million

*	Mr. Agudelo became a portfolio manager on May 1, 2016. Numbers shown are as of April 4, 2016.

In addition, the Dollar Range of Securities Owned in the Fund table in the SAI under the heading “Portfolio Managers – RE ADVISERS – Compensation of Portfolio Managers” is hereby deleted and replaced in its entirety with the following:

Name of Portfolio Manager	Dollar Range Of Securities Owned In The Fund
Mark Ashton	Value Fund $100,001-$500,000 Small-Company Stock Fund $100,001-$500,000

Prabha Carpenter	Value Fund $100,001-$500,000 Small-Company Stock Fund $100,001-$500,000

Marc Johnston	Daily Income Fund $1-$10,000

Mauricio Agudelo*	Short-Term Government Securities Fund None Short-Term Bond Fund None

Doug Kern	Short-Term Government Securities Fund None Short-Term Bond Fund $1-$10,000

*	Mr. Agudelo became a portfolio manager on May 1, 2016. Figures are of that date.

#00190911 – HMS Prospectus Supplement